Subsequent events (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
CMB Bank [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Repayments of Bank Debt	¥ 737.8	$ 107.5
Subsequent Event [Member] | Pudong Bank [Member]
Subsequent Event [Line Items]
Repayments of Bank Debt | ¥				¥ 75.0
Subsequent Event [Member] | Che Hao Duo [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received Per Transaction			$ 90.0
Noncontrolling Interest, Ownership Percentage by Parent			8.00%
Stock Issued During Period, Value, New Issues			$ 713.6